Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash on hand	€ 188	€ 439
Bank accounts	39,611	61,692
Total	€ 39,799	€ 62,131	€ 55,035